Property, Plants and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

The following table sets forth the property, plant and equipment as of December 31, 2018 and 2017:

	12-31-2018	12-31-2017
Classes of Property, Plants and Equipment, Gross	ThUS$	ThUS$

Property, Plants and Equipment, Gross	15,700,505	12,994,643
Construction in progress	1,059,070	829,559
Land	163,660	155,485
Buildings	284,496	215,100
Plant and equipment	7,318,697	6,513,960
Network Infrastructure	6,210,147	4,758,475
Fixtures and fittings	413,689	293,738
Other property, plant and equipment under finance lease	250,746	228,326

	12-31-2018	12-31-2017
Classes of Accumulated Depreciation and Impairment in Property, Plants and Equipment	ThUS$	ThUS$

Total Accumulated Depreciation and Impairment in Property, Plants and Equipment	(7,013,678)	(4,902,176)
Buildings	(147,041)	(87,543)
Plant and equipment	(3,596,514)	(2,562,137)
Network Infrastructure	(2,984,132)	(2,026,878)
Fixtures and fittings	(218,600)	(180,655)
Other property, plant and equipment under finance lease	(67,391)	(44,963)

	12-31-2018	12-31-2017
Classes of Property, Plants and Equipment, Net	ThUS$	ThUS$

Property, Plants and Equipment, Net	8,686,827	8,092,467
Construction in progress	1,059,070	829,559
Land	163,660	155,485
Buildings	137,455	127,557
Plant and equipment	3,722,183	3,951,823
Network Infrastructure	3,226,015	2,731,597
Fixtures and fittings	195,089	113,083
Other property, plant and equipment under finance lease	183,355	183,363

Summary of Changes in Property Plant and Equipment

The detail and changes in property, plant, and equipment during the years ended December 31, 2018 and 2017 are as follows:

	Construction in Progress	Land	Buildings	Plant and Equipment	Network Infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Finance Lease	Property, Plant and Equipment, Net
Changes in 2018	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2018	829,559	155,485	127,557	3,951,823	2,731,597	113,083	183,363	8,092,467
Increases other than from business combinations	795,114	2,781	—	10,505	—	11,325	3,342	823,067
Acquisitions through business combinations	—	—	—	—	—	—	18,036	18,036
Increases (decreases) from foreign currency translation differences, net	(248,533)	(21,014)	(28,793)	(443,320)	(850,680)	(26,004)	(8,610)	(1,626,954)
Depreciation	—	—	(6,969)	(275,444)	(194,488)	(23,311)	(11,220)	(511,432)
Impairment (losses) reversals recognized in profit or loss	—	—	—	66,988	—	—	—	66,988
Increases (decreases) from transfers and other changes	(555,758)	5,203	7,625	174,583	274,079	97,063	(2,795)	—
Increases (decreases) from transfers from construction in progress	(555,758)	5,203	7,625	174,583	274,079	97,063	(2,795)	—
Disposals and removal from service	(354)	(836)	(5)	(11,016)	(6,323)	(551)	(251)	(19,336)
Disposals	—	(820)	(5)	—	—	(59)	—	(884)
Removals	(354)	(16)	—	(11,016)	(6,323)	(492)	(251)	(18,452)
Decreases to be classified as maintained to distribute to owners	—	—	—	(5,825)	—	—	—	(5,825)
Argentine hyperinflationary economy	221,193	22,045	37,959	260,229	1,246,868	8,194	—	1,796,488
Other increases (decreases)	17,849	(4)	81	(6,340)	24,962	15,290	1,490	53,328
Total changes	229,511	8,175	9,898	(229,640)	494,418	82,006	(8)	594,360
Closing balance as of December 31, 2018	1,059,070	163,660	137,455	3,722,183	3,226,015	195,089	183,355	8,686,827

	Construction in Progress	Land	Buildings	Plant and Equipment	Network Infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Finance Lease	Property, Plant and Equipment, Net
Changes in 2017	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2017	848,636	151,430	106,212	4,013,530	2,349,651	93,653	130,044	7,693,156
Increases other than from business combinations	815,269	3	13	6,338	—	3,454	326	825,403
Acquisitions through business combinations	—	—	—	—	—	13,212	—	13,212
Increases (decreases) from foreign currency translation differences, net	(37,686)	1,646	(1,362)	18,836	(66,040)	(3,930)	4,936	(83,600)
Depreciation	—	—	(4,729)	(216,852)	(151,856)	(21,403)	(12,695)	(407,535)
Impairment (losses) reversals recognized in profit or loss	—	—	—	(10,242)	54,819	—	—	44,577
Increases (decreases) from transfers and other changes	(796,707)	2,631	23,609	141,901	547,973	17,961	62,632	—
Increases (decreases) from transfers from construction in progress	(796,707)	2,631	23,609	141,901	547,973	17,961	62,632	—
Disposals and removals from service	(111)	(169)	(267)	(488)	(3,007)	(2,975)	(73)	(7,090)
Disposals	5	(169)	(244)	—	—	(3)	—	(411)
Removals	(116)	—	(23)	(488)	(3,007)	(2,972)	(73)	(6,679)
Other increases (decreases)	158	(56)	4,081	(1,200)	57	13,111	(1,807)	14,344
Total changes	(19,077)	4,055	21,345	(61,707)	381,946	19,430	53,319	399,311
Closing balance as of December 31, 2017	829,559	155,485	127,557	3,951,823	2,731,597	113,083	183,363	8,092,467

Schedule of Future Lease Payments Finance Leases

The present value of future lease payments derived from these finance leases is as follows:

	12-31-2018			12-31-2017
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	39,300	3,633	35,667	26,991	344	26,647
From one to five years	97,362	11,056	86,306	83,287	5,442	77,845
More than five years	–	–	–	–	–	–
Total	136,662	14,689	121,973	110,278	5,786	104,492

Schedule of Total Future Lease Payments

As of December 31, 2018 and 2017, the total future lease payments under those contracts are as follows:

	12-31-2018	12-31-2017
	ThUS$	ThUS$
Less than one year	16,700	15,889
From one to five years	44,728	27,689
More than five years	13,294	13,344
Total	74,722	56,922